Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Property and Equipment

Property and equipment consisted of the following as of February 28, 2026 and May 31, 2025 (in thousands):

	Estimated Useful Life	February 28, 2026	May 31, 2025
Networking equipment, electrical equipment, and software	3 years - 5 years	$672	$672
Leasehold improvements	3 years - 7 years	697	697
Construction in progress		3,361	3,331
Other equipment and fixtures	5 years - 7 years	33,149	8,900
Total cost of property and equipment		37,879	13,600
Accumulated depreciation		(5,374)	(2,678)
Property and equipment, net		$32,505	$10,922

Property and equipment, net consisted of the following as of May 31, 2025 and 2024 (in thousands):

	Estimated Useful Life	May 31, 2025	May 31, 2024
Networking equipment, electrical equipment, and software	3 years - 5 years	$672	$333
Leasehold improvements	3 years - 7 years	697	607
Construction in progress		3,331	3,293
Other equipment and fixtures	5 years - 7 years	8,900	7,791
Total cost of property and equipment		13,600	12,024
Accumulated depreciation		(2,678)	(746)
Property and equipment, net		$10,922	$11,278